AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 71.5%
Communication Services - 16.6%
Alphabet, Inc., Class C*	56,000	$149,257,360
Bollore SA (France)	51,746,528	298,825,663
Fox Corp., Class B	3,000,000	111,360,000
News Corp., Class A	3,685,000	86,708,050
News Corp., Class B	200,000	4,646,000
The Walt Disney Co.*	400,000	67,668,000

Total Communication Services		718,465,073
Consumer Discretionary - 5.9%
Booking Holdings, Inc.*	35,000	83,085,450
Continental AG (Germany)*	400,000	43,423,461
Hyundai Home Shopping Network Corp. (South Korea)	547,254	32,704,978
Hyundai Mobis Co., Ltd. (South Korea)	260,000	54,864,714
Macy's, Inc.	1,050,000	23,730,000
Rinnai Corp. (Japan)	110,000	12,077,033
Vitesco Technologies Group AG (Germany)*	80,000	4,726,068

Total Consumer Discretionary		254,611,704
Consumer Staples - 19.3%
Ambev S.A., ADR (Brazil)	7,000,000	19,320,000
Associated British Foods PLC (United Kingdom)	5,100,000	126,952,868
The Coca-Cola Co.	1,300,000	68,211,000
Hengan International Group Co., Ltd. (China)	5,872,300	31,314,630
Ingredion, Inc.	540,000	48,065,400
KT&G Corp. (South Korea)	1,800,000	123,144,257
PepsiCo, Inc.	1,270,000	191,020,700
The Procter & Gamble Co.	630,000	88,074,000
Sysco Corp.	1,100,000	86,350,000
Tyson Foods, Inc., Class A	700,000	55,258,000

Total Consumer Staples		837,710,855
Energy - 4.6%
Canadian Natural Resources, Ltd. (Canada)	4,400,000	160,776,000
Weatherford International PLC*	2,000,000	39,340,000

Total Energy		200,116,000
Financials - 6.5%
The Bank of New York Mellon Corp.	650,000	33,696,000
Berkshire Hathaway, Inc., Class B*	100,000	27,294,000
The Charles Schwab Corp.	855,000	62,278,200
First Hawaiian, Inc.	696,000	20,427,600
State Street Corp.	800,000	67,776,000
U.S. Bancorp	750,000	44,580,000
	Shares	Value

Wells Fargo & Co.	500,000	$23,205,000

Total Financials		279,256,800
Health Care - 1.6%
Johnson & Johnson	430,000	69,445,000
Industrials - 8.2%
AMERCO	70,339	45,441,104
Brenntag SE (Germany)	1,650,000	153,276,218
L3Harris Technologies, Inc.	170,000	37,440,800
Lockheed Martin Corp.	95,000	32,784,500
Mitsuboshi Belting, Ltd. (Japan)	91,535	1,699,522
MSC Industrial Direct Co., Inc., Class A	220,000	17,641,800
Northrop Grumman Corp.	110,000	39,616,500
Societe BIC, S.A. (France)	300,000	17,688,004
Yuasa Trading Co., Ltd. (Japan)	390,100	10,549,387

Total Industrials		356,137,835
Information Technology - 7.3%
Cognizant Technology Solutions Corp., Class A	1,485,800	110,261,218
Microsoft Corp.	650,000	183,248,000
Oracle Corp.	250,000	21,782,500

Total Information Technology		315,291,718
Materials - 1.5%
Huntsman Corp.	1,600,000	47,344,000
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	19,170,146

Total Materials		66,514,146

Total Common Stocks (Cost $2,156,350,468)		3,097,549,131

	Principal Amount
Corporate Bonds and Notes - 2.5%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[1]	$22,824,000	21,718,634
Industrials - 2.0%
Microsoft Corp.
2.000%, 08/08/23	1,500,000	1,544,220
2.650%, 11/03/22	2,000,000	2,043,561
PepsiCo, Inc.
0.750%, 05/01/23	4,623,000	4,659,614
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1,2]	74,388,000	78,339,490

Total Industrials		86,586,885

Total Corporate Bonds and Notes (Cost $109,270,857)		108,305,519

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 10.4%
Consumer Discretionary - 1.1%
Hyundai Motor Co., 4.060% (South Korea)	400,000	$32,204,264
Hyundai Motor Co., 4.100% (South Korea)	210,000	16,734,510

Total Consumer Discretionary		48,938,774
Consumer Staples - 0.3%
Amorepacific Corp., 1.110% (South Korea)	250,000	14,844,599
Information Technology - 9.0%
Samsung Electronics Co., Ltd., 2.230% (South Korea)	6,650,000	387,952,410

Total Preferred Stocks (Cost $190,936,840)		451,735,783
	Shares	Value

Short-Term Investments - 15.5%
Other Investment Companies - 15.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	349,893,003	$349,893,003
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	319,285,178	319,285,178

Total Short-Term Investments (Cost $669,178,181)		669,178,181
Total Investments - 99.9% (Cost $3,125,736,346)		4,326,768,614
Other Assets, less Liabilities - 0.1%		5,587,450
Net Assets - 100.0%		$4,332,356,064

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $100,058,124 or 2.3% of net assets.
[2]	Some of these securities, amounting to $4,905,433 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[3]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$556,299,100	$281,411,755	—	$837,710,855
Communication Services	419,639,410	298,825,663	—	718,465,073
Industrials	190,612,708	165,525,127	—	356,137,835
Information Technology	315,291,718	—	—	315,291,718
Financials	279,256,800	—	—	279,256,800
Consumer Discretionary	111,541,518	143,070,186	—	254,611,704
Energy	200,116,000	—	—	200,116,000
Health Care	69,445,000	—	—	69,445,000
Materials	47,344,000	19,170,146	—	66,514,146
Corporate Bonds and Notes†	—	108,305,519	—	108,305,519
Preferred Stocks†	—	451,735,783	—	451,735,783
Short-Term Investments
Other Investment Companies	669,178,181	—	—	669,178,181
Total Investments in Securities	$2,858,724,435	$1,468,044,179	—	$4,326,768,614

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	2.1
Brazil	0.5
Canada	4.4
China	0.9
France	8.7
Germany	5.5
Japan	1.2
South Korea	18.1
United Kingdom	3.5
United States	55.1
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,905,433	—	$5,190,251	$5,190,251
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	10/07/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.